Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions (Tables)	6 Months Ended
Sep. 30, 2021
Offsetting [Abstract]
Offsetting Assets	For certain transactions where a legal opinion with respect to the enforceability of netting has not been sought or obtained, the related amounts are not subject to enforceable master netting agreements and not included in “Gross amounts not offset in the condensed consolidated balance sheet” column in the tabular disclosure below.

	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed consolidated balance sheet	Gross amounts not offset in the condensed consolidated balance sheet		Net amounts
At March 31, 2021:				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥11,997	¥—	¥11,997	¥(8,628)	¥(605)	¥2,764
Receivables under resale agreements	16,053	(2,273)	13,780	(12,687)	(37)	1,056
Receivables under securities borrowing transactions	3,370	—	3,370	(3,289)	—	81
Total	¥31,420	¥(2,273)	¥29,147	¥(24,604)	¥(642)	¥3,901
Financial liabilities:
Derivative liabilities	¥11,714	¥—	¥11,714	¥(8,545)	¥(1,624)	¥1,545
Payables under repurchase agreements	26,800	(2,232)	24,568	(23,835)	(60)	673
Payables under securities lending transactions	843	—	843	(814)	(2)	27
Obligations to return securities received as collateral	6,582	—	6,582	(1,931)	—	4,651
Total	¥45,939	¥(2,232)	¥43,707	¥(35,125)	¥(1,686)	¥6,896

	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed consolidated balance sheet(1)	Gross amounts not offset in the condensed consolidated balance sheet		Net amounts
At September 30, 2021:				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥9,932	¥—	¥9,932	¥(7,041)	¥(564)	¥2,327
Receivables under resale agreements	14,333	(2,262)	12,071	(11,418)	(24)	629
Receivables under securities borrowing transactions	3,542	(76)	3,466	(3,392)	—	74
Total	¥27,807	¥(2,338)	¥25,469	¥(21,851)	¥(588)	¥3,030
Financial liabilities:
Derivative liabilities	¥9,426	¥—	¥9,426	¥(6,999)	¥(1,207)	¥1,220
Payables under repurchase agreements	27,720	(2,231)	25,489	(24,685)	(101)	703
Payables under securities lending transactions	910	(76)	834	(813)	—	21
Obligations to return securities received as collateral	5,975	—	5,975	(1,494)	—	4,481
Total	¥44,031	¥(2,307)	¥41,724	¥(33,991)	¥(1,308)	¥6,425

Note:
(1)Net amounts presented in the condensed consolidated balance sheet in the above table include Derivative assets of ¥87 billion and Derivative liabilities of ¥17 billion in transferred business of MUFG Union Bank, which is included in Other assets and Other liabilities, respectively, in the accompanying condensed consolidated balance sheets at September 30, 2021. See Note 2 for more information.

Offsetting Liabilities	For certain transactions where a legal opinion with respect to the enforceability of netting has not been sought or obtained, the related amounts are not subject to enforceable master netting agreements and not included in “Gross amounts not offset in the condensed consolidated balance sheet” column in the tabular disclosure below.

	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed consolidated balance sheet	Gross amounts not offset in the condensed consolidated balance sheet		Net amounts
At March 31, 2021:				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥11,997	¥—	¥11,997	¥(8,628)	¥(605)	¥2,764
Receivables under resale agreements	16,053	(2,273)	13,780	(12,687)	(37)	1,056
Receivables under securities borrowing transactions	3,370	—	3,370	(3,289)	—	81
Total	¥31,420	¥(2,273)	¥29,147	¥(24,604)	¥(642)	¥3,901
Financial liabilities:
Derivative liabilities	¥11,714	¥—	¥11,714	¥(8,545)	¥(1,624)	¥1,545
Payables under repurchase agreements	26,800	(2,232)	24,568	(23,835)	(60)	673
Payables under securities lending transactions	843	—	843	(814)	(2)	27
Obligations to return securities received as collateral	6,582	—	6,582	(1,931)	—	4,651
Total	¥45,939	¥(2,232)	¥43,707	¥(35,125)	¥(1,686)	¥6,896

	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed consolidated balance sheet(1)	Gross amounts not offset in the condensed consolidated balance sheet		Net amounts
At September 30, 2021:				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥9,932	¥—	¥9,932	¥(7,041)	¥(564)	¥2,327
Receivables under resale agreements	14,333	(2,262)	12,071	(11,418)	(24)	629
Receivables under securities borrowing transactions	3,542	(76)	3,466	(3,392)	—	74
Total	¥27,807	¥(2,338)	¥25,469	¥(21,851)	¥(588)	¥3,030
Financial liabilities:
Derivative liabilities	¥9,426	¥—	¥9,426	¥(6,999)	¥(1,207)	¥1,220
Payables under repurchase agreements	27,720	(2,231)	25,489	(24,685)	(101)	703
Payables under securities lending transactions	910	(76)	834	(813)	—	21
Obligations to return securities received as collateral	5,975	—	5,975	(1,494)	—	4,481
Total	¥44,031	¥(2,307)	¥41,724	¥(33,991)	¥(1,308)	¥6,425

Note:
(1)Net amounts presented in the condensed consolidated balance sheet in the above table include Derivative assets of ¥87 billion and Derivative liabilities of ¥17 billion in transferred business of MUFG Union Bank, which is included in Other assets and Other liabilities, respectively, in the accompanying condensed consolidated balance sheets at September 30, 2021. See Note 2 for more information.